REVENUE - Summary of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue and other revenue	$ 9,438	$ 15,510
Collaboration revenue	185,615	78,481
Total revenue	195,053	93,991
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue and other revenue	9,348	15,369
Collaboration revenue	158,942	70,109
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue and other revenue	90	141
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	$ 26,673	$ 8,372